Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Carrying Amount	$ 3,752,113	$ 3,274,235	$ 3,472,993
Short-Term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	79,263	62,302
Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	3,752,113	3,274,235
Liquidity Risk [Member] | Short-Term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	79,263	62,302
Contractual Cash Flows	90,721	63,244
Liquidity Risk [Member] | Short-Term Borrowings [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	80,459	63,244
Liquidity Risk [Member] | Short-Term Borrowings [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows
Liquidity Risk [Member] | Short-Term Borrowings [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows
Liquidity Risk [Member] | Short-Term Borrowings [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows
Liquidity Risk [Member] | Short-Term Borrowings [Member] | Five And Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows
Liquidity Risk [Member] | Long-Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	3,063,801	2,574,306
Contractual Cash Flows	3,568,473	2,965,631
Liquidity Risk [Member] | Long-Term Debt [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	586,446	402,083
Liquidity Risk [Member] | Long-Term Debt [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	485,333	429,941
Liquidity Risk [Member] | Long-Term Debt [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	498,336	394,075
Liquidity Risk [Member] | Long-Term Debt [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	460,022	370,139
Liquidity Risk [Member] | Long-Term Debt [Member] | Five And Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	1,538,336	1,369,393
Liquidity Risk [Member] | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	609,049	637,627
Contractual Cash Flows	732,149	818,950
Liquidity Risk [Member] | Bonds [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	81,062	86,188
Liquidity Risk [Member] | Bonds [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	78,140	81,579
Liquidity Risk [Member] | Bonds [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	572,947	78,132
Liquidity Risk [Member] | Bonds [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows		573,051
Liquidity Risk [Member] | Bonds [Member] | Five And Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows
Liquidity Risk [Member] | Total Debt [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	3,752,113	3,274,235
Contractual Cash Flows	4,381,081	3,847,825
Liquidity Risk [Member] | Total Debt [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	747,967	551,515
Liquidity Risk [Member] | Total Debt [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	563,473	511,520
Liquidity Risk [Member] | Total Debt [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	1,071,283	472,207
Liquidity Risk [Member] | Total Debt [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	460,022	943,190
Liquidity Risk [Member] | Total Debt [Member] | Five And Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	1,538,336	1,369,393
Liquidity Risk [Member] | Accounts Payable [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	532,048	495,840
Contractual Cash Flows	532,048	495,840
Liquidity Risk [Member] | Accounts Payable [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	526,964	493,106
Liquidity Risk [Member] | Accounts Payable [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows		2,734
Liquidity Risk [Member] | Accounts Payable [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows
Liquidity Risk [Member] | Accounts Payable [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows
Liquidity Risk [Member] | Accounts Payable [Member] | Five And Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	5,084
Liquidity Risk [Member] | Contractual Maturities [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Amount	4,284,161	3,770,075
Contractual Cash Flows	4,913,129	4,343,665
Liquidity Risk [Member] | Contractual Maturities [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	1,274,931	1,044,621
Liquidity Risk [Member] | Contractual Maturities [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	563,473	514,254
Liquidity Risk [Member] | Contractual Maturities [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	1,071,283	472,207
Liquidity Risk [Member] | Contractual Maturities [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	460,022	943,190
Liquidity Risk [Member] | Contractual Maturities [Member] | Five And Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Contractual Cash Flows	$ 1,543,420	$ 1,369,393